Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
Beginning balance	¥ 1,243,817,000	¥ 1,152,913,000
Acquisition of subsidiaries and schools	812,105,000	90,904,000
Ending balance	2,055,922,000	1,243,817,000	¥ 1,152,913,000
Goodwill impairment loss	0	0	¥ 0
Goodwill	¥ 2,055,922,000	¥ 1,243,817,000		$ 295,315